Compass EMP Conservative Volatility Weighted Fund
COMPASS EMP CONSERVATIVE VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks current income and growth of principal.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Conservative Volatility Weighted Fund (USD $)	Compass EMP Conservative Volatility Weighted Fund Class A Shares	Compass EMP Conservative Volatility Weighted Fund Class T Shares	Compass EMP Conservative Volatility Weighted Fund Class C Shares	Compass EMP Conservative Volatility Weighted Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Conservative Volatility Weighted Fund		Compass EMP Conservative Volatility Weighted Fund Class A Shares	Compass EMP Conservative Volatility Weighted Fund Class T Shares	Compass EMP Conservative Volatility Weighted Fund Class C Shares	Compass EMP Conservative Volatility Weighted Fund Class I Shares
Management Fees		none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses	[1]	0.24%	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	0.83%	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses		1.32%	1.57%	2.07%	1.07%
[1]	Estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Conservative Volatility Weighted Fund (USD $)	1 Year	3 Years
Compass EMP Conservative Volatility Weighted Fund Class A Shares	702	969
Compass EMP Conservative Volatility Weighted Fund Class T Shares	504	828
Compass EMP Conservative Volatility Weighted Fund Class C Shares	210	649
Compass EMP Conservative Volatility Weighted Fund Class I Shares	109	340

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Compass EMP Funds (“Underlying Funds”).

· Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 30%-50% of assets in equity securities and 50%-70% of assets in fixed-income securities. These percentages may vary based on the volatility of the underlying asset classes.

· Allocation of assets among the Underlying Funds is based a proprietary model of volatility weighting the risk among the various asset classes represented by Underlying Funds.

· The Fund may also invest in other mutual funds and exchange traded funds (“ETFs”) as well as direct investments in foreign (including emerging markets) and domestic (i) equity securities of small, mid and large capitalization issuers, including common stock, preferred stock and convertible stock; (ii) fixed income securities, including treasury bills, notes, government bonds, corporate bonds and commercial paper; and (iii) futures contracts.

Each Underlying Fund has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time. The Fund may be a significant shareholder in certain Underlying Funds.

The Advisor may change the Fund’s asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the Fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Asset Allocation. The Advisor allocates the Fund’s assets among various Underlying Funds and other investments. These allocations may be unsuccessful in maximizing the Fund’s return and/or avoiding investment losses.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-888-944-4367.

Compass EMP Balanced Volatility Weighted Fund
COMPASS EMP BALANCED VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks capital appreciation
with current income as a secondary objective.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Balanced Volatility Weighted Fund (USD $)	Compass EMP Balanced Volatility Weighted Fund Class A Shares	Compass EMP Balanced Volatility Weighted Fund Class T Shares	Compass EMP Balanced Volatility Weighted Fund Class C Shares	Compass EMP Balanced Volatility Weighted Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Balanced Volatility Weighted Fund		Compass EMP Balanced Volatility Weighted Fund Class A Shares	Compass EMP Balanced Volatility Weighted Fund Class T Shares	Compass EMP Balanced Volatility Weighted Fund Class C Shares	Compass EMP Balanced Volatility Weighted Fund Class I Shares
Management Fees		none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses	[1]	0.24%	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		1.47%	1.72%	2.22%	1.22%
[1]	Estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Balanced Volatility Weighted Fund (USD $)	1 Year	3 Years
Compass EMP Balanced Volatility Weighted Fund Class A Shares	716	1,013
Compass EMP Balanced Volatility Weighted Fund Class T Shares	519	873
Compass EMP Balanced Volatility Weighted Fund Class C Shares	225	694
Compass EMP Balanced Volatility Weighted Fund Class I Shares	124	387

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Compass EMP Funds (“Underlying Funds”).

· Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 50%-70% of assets in equity securities and 30%-50% of assets in fixed-income securities. These percentages may vary based on the volatility of the underlying asset classes.

· Allocation of assets among the Underlying Funds is based a proprietary model of volatility weighting the risk among the various asset classes represented by Underlying Funds.

· The Fund may also invest in other mutual funds and exchange traded funds (“ETFs”) as well as direct investments in foreign (including emerging markets) and domestic (i) equity securities of small, mid and large capitalization issuers, including common stock, preferred stock and convertible stock; (ii) fixed income securities, including treasury bills, notes, government bonds, corporate bonds and commercial paper; and (iii) futures contracts.

Each Underlying Fund has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time. The Fund may be a significant shareholder in certain Underlying Funds.

The Advisor may change the Fund’s asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the Fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Asset Allocation. The Advisor allocates the Fund’s assets among various Underlying Funds and other investments. These allocations may be unsuccessful in maximizing the Fund’s return and/or avoiding investment losses.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-888-944-4367.

Compass EMP Growth Volatility Weighted Fund
COMPASS EMP GROWTH VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Growth Volatility Weighted Fund (USD $)	Compass EMP Growth Volatility Weighted Fund Class A Shares	Compass EMP Growth Volatility Weighted Fund Class T Shares	Compass EMP Growth Volatility Weighted Fund Class C Shares	Compass EMP Growth Volatility Weighted Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Growth Volatility Weighted Fund		Compass EMP Growth Volatility Weighted Fund Class A Shares	Compass EMP Growth Volatility Weighted Fund Class T Shares	Compass EMP Growth Volatility Weighted Fund Class C Shares	Compass EMP Growth Volatility Weighted Fund Class I Shares
Management Fees		none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses	[1]	0.24%	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[1]	1.19%	1.19%	1.19%	1.19%
Total Annual Fund Operating Expenses		1.68%	1.93%	2.43%	1.43%
[1]	Estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Growth Volatility Weighted Fund (USD $)	1 Year	3 Years
Compass EMP Growth Volatility Weighted Fund Class A Shares	736	1,074
Compass EMP Growth Volatility Weighted Fund Class T Shares	539	935
Compass EMP Growth Volatility Weighted Fund Class C Shares	246	758
Compass EMP Growth Volatility Weighted Fund Class I Shares	146	452

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Compass EMP Funds (“Underlying Funds”).

· Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 70%-100% of assets in equity securities and 0%-30% of assets in fixed-income securities. These percentages may vary based on the volatility of the underlying asset classes.

· Allocation of assets among the Underlying Funds is based a proprietary model of volatility weighting the risk among the various asset classes represented by Underlying Funds.

· The Fund may also invest in other mutual funds and exchange traded funds (“ETFs”) as well as direct investments in foreign (including emerging markets) and domestic (i) equity securities of small, mid and large capitalization issuers, including common stock, preferred stock and convertible stock; (ii) fixed income securities, including treasury bills, notes, government bonds, corporate bonds and commercial paper; and (iii) futures contracts.

Each Underlying Fund has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time. The Fund may be a significant shareholder in certain Underlying Funds.

The Advisor may change the Fund’s asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the Fund may take temporary defensive positions in cash and short-term debt securities without limit.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Asset Allocation. The Advisor allocates the Fund’s assets among various Underlying Funds and other investments. These allocations may be unsuccessful in maximizing the Fund’s return and/or avoiding investment losses.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-888-944-4367.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 2, 2013
Registrant Name	dei_EntityRegistrantName	Compass EMP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cef
Document Creation Date	dei_DocumentCreationDate	Apr 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 2, 2013
Prospectus Date	rr_ProspectusDate	Apr 2, 2013
Compass EMP Conservative Volatility Weighted Fund | Compass EMP Conservative Volatility Weighted Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Compass EMP Conservative Volatility Weighted Fund | Compass EMP Conservative Volatility Weighted Fund Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	828
Compass EMP Conservative Volatility Weighted Fund | Compass EMP Conservative Volatility Weighted Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Compass EMP Conservative Volatility Weighted Fund | Compass EMP Conservative Volatility Weighted Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Compass EMP Conservative Volatility Weighted Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMPASS EMP CONSERVATIVE VOLATILITY WEIGHTED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and growth of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Compass EMP Funds (“Underlying Funds”).

· Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 30%-50% of assets in equity securities and 50%-70% of assets in fixed-income securities. These percentages may vary based on the volatility of the underlying asset classes.

· Allocation of assets among the Underlying Funds is based a proprietary model of volatility weighting the risk among the various asset classes represented by Underlying Funds.

· The Fund may also invest in other mutual funds and exchange traded funds (“ETFs”) as well as direct investments in foreign (including emerging markets) and domestic (i) equity securities of small, mid and large capitalization issuers, including common stock, preferred stock and convertible stock; (ii) fixed income securities, including treasury bills, notes, government bonds, corporate bonds and commercial paper; and (iii) futures contracts.

Each Underlying Fund has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time. The Fund may be a significant shareholder in certain Underlying Funds.

The Advisor may change the Fund’s asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the Fund may take temporary defensive positions in cash and short-term debt securities without limit.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 30%-50% of assets in equity securities and 50%-70% of assets in fixed-income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Asset Allocation. The Advisor allocates the Fund’s assets among various Underlying Funds and other investments. These allocations may be unsuccessful in maximizing the Fund’s return and/or avoiding investment losses.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-888-944-4367.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-944-4367
Compass EMP Balanced Volatility Weighted Fund | Compass EMP Balanced Volatility Weighted Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Compass EMP Balanced Volatility Weighted Fund | Compass EMP Balanced Volatility Weighted Fund Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBVTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	519
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	873
Compass EMP Balanced Volatility Weighted Fund | Compass EMP Balanced Volatility Weighted Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBVCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Compass EMP Balanced Volatility Weighted Fund | Compass EMP Balanced Volatility Weighted Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Compass EMP Balanced Volatility Weighted Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMPASS EMP BALANCED VOLATILITY WEIGHTED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Compass EMP Funds (“Underlying Funds”).

· Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 50%-70% of assets in equity securities and 30%-50% of assets in fixed-income securities. These percentages may vary based on the volatility of the underlying asset classes.

· Allocation of assets among the Underlying Funds is based a proprietary model of volatility weighting the risk among the various asset classes represented by Underlying Funds.

· The Fund may also invest in other mutual funds and exchange traded funds (“ETFs”) as well as direct investments in foreign (including emerging markets) and domestic (i) equity securities of small, mid and large capitalization issuers, including common stock, preferred stock and convertible stock; (ii) fixed income securities, including treasury bills, notes, government bonds, corporate bonds and commercial paper; and (iii) futures contracts.

Each Underlying Fund has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time. The Fund may be a significant shareholder in certain Underlying Funds.

The Advisor may change the Fund’s asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the Fund may take temporary defensive positions in cash and short-term debt securities without limit.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 50%-70% of assets in equity securities and 30%-50% of assets in fixed-income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Asset Allocation. The Advisor allocates the Fund’s assets among various Underlying Funds and other investments. These allocations may be unsuccessful in maximizing the Fund’s return and/or avoiding investment losses.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-888-944-4367.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-944-4367
Compass EMP Growth Volatility Weighted Fund | Compass EMP Growth Volatility Weighted Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVWAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	736
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,074
Compass EMP Growth Volatility Weighted Fund | Compass EMP Growth Volatility Weighted Fund Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVWTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	539
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
Compass EMP Growth Volatility Weighted Fund | Compass EMP Growth Volatility Weighted Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVWCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Compass EMP Growth Volatility Weighted Fund | Compass EMP Growth Volatility Weighted Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Compass EMP Growth Volatility Weighted Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMPASS EMP GROWTH VOLATILITY WEIGHTED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing its assets in a broad mix of underlying Compass EMP Funds (“Underlying Funds”).

· Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 70%-100% of assets in equity securities and 0%-30% of assets in fixed-income securities. These percentages may vary based on the volatility of the underlying asset classes.

· Allocation of assets among the Underlying Funds is based a proprietary model of volatility weighting the risk among the various asset classes represented by Underlying Funds.

· The Fund may also invest in other mutual funds and exchange traded funds (“ETFs”) as well as direct investments in foreign (including emerging markets) and domestic (i) equity securities of small, mid and large capitalization issuers, including common stock, preferred stock and convertible stock; (ii) fixed income securities, including treasury bills, notes, government bonds, corporate bonds and commercial paper; and (iii) futures contracts.

Each Underlying Fund has its own investment objective, principal investment strategies and investment risks.

It is not possible to predict the extent to which the Fund will be invested in a particular Underlying Fund at any time. The Fund may be a significant shareholder in certain Underlying Funds.

The Advisor may change the Fund’s asset allocation and underlying funds at any time without notice to shareholders and without shareholder approval.

Under adverse or unstable market, economic or political conditions, the Fund may take temporary defensive positions in cash and short-term debt securities without limit.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund’s investments are expected to achieve a mix over time of approximately 70%-100% of assets in equity securities and 0%-30% of assets in fixed-income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Asset Allocation. The Advisor allocates the Fund’s assets among various Underlying Funds and other investments. These allocations may be unsuccessful in maximizing the Fund’s return and/or avoiding investment losses.

• Convertible Securities Risk. Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

• Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Small and Medium Capitalization Company Risk. Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-888-944-4367.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-944-4367

[1]	Estimated for the current fiscal year.